Income taxes	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the three and nine months ended September 30, 2024 and September 30, 2023, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Income tax expense	$37,437	$18,011	$89,105	$41,913
Total	$37,437	$18,011	$89,105	$41,913
As at September 30, 2024 the Company maintains a $201.4 million liability (December 31, 2023: $187.1 million) for unrecognized tax benefit, which is comprised of $164.2 million (December 31, 2023: $160.0 million) related to items generating unrecognized tax benefits and $37.2 million (December 31, 2023: $27.1 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to audit by the major tax jurisdictions where the Company does business are the 2015 through 2023 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.